SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

11. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

	As of December 31
	2010	2011
	RMB	RMB

Secured short-term bank loans	6,160	24,920
Unsecured short-term bank loans	111,910	93,150
Total	118,070	118,070

As of December 31, 2011, secured short-term bank loans consisted of the following two bank loans:

•                  RMB 2,000 repayable on January 25, 2012 and bearing interest at 6.97% per annum. The loan was collateralized by a building with a net carrying value of approximately RMB 8,055.

•                  RMB 22,920 repayable on January 24, 2012 and bearing interest at 6.56% per annum. The loan was collateralized by some buildings and land use right, with net carrying value of approximately RMB 12,532 and RMB 13,588, respectively.

As of December 31, 2011, the Group has the following unsecured short-term bank loans:

•                  RMB 20,000 with a maturity date of April 13, 2012 and bearing interest at 6.71% per annum.

•                  RMB 20,000 with a maturity date of May 11, 2012 and bearing interest at 6.71% per annum.

•                  RMB 20,000 with a maturity date of July 15, 2012 and bearing interest at 6.71% per annum.

•                  RMB 20,000 with a maturity date of March 29, 2012 and bearing interest at 8.53% per annum. The loan was guaranteed by a third party.

•                  RMB 3,150 with a maturity date of January 26, 2012 and bearing interest at 6.56% per annum. The loan was jointly guaranteed by Taishidian and one subsidiary of the Group’s minority shareholder and third parties.

•                  RMB 10,000 with a maturity date of May 4, 2012 and bearing interest at 7.98% per annum. The loan was guaranteed by a third party.

The above short-term borrowings incurred interest expenses for the years ended December 31, 2010 and 2011 of RMB 3,914 and RMB 8,418, respectively, of which RMB 0 and RMB 0 was capitalized as additions to construction in-progress in the same respective years, and incurred guarantee fees of RMB 0 for the year ended December 31, 2011. The weighted average interest rate of bank loans outstanding as of December 31, 2011 was 6.47% per annum. The fair values of the short-term bank loans approximate their carrying amounts.